Employee Benefit Liabilities, Net (Details) - Schedule of principal assumptions underlying defined benefit plan	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of principal assumptions underlying defined benefit plan [Abstract]
Discount rate of the plan liability	3.10%	1.80%	2.80%
Future salary increases	3.00%	3.00%	3.10%